INCOME TAX EXPENSE (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
IfrsStatementLineItems [Line Items]
Total (loss)/profit before income tax for the year	$ (432)	¥ (3,160)	¥ (10,512)	¥ (16,432)
PRC [Member]
IfrsStatementLineItems [Line Items]
Total (loss)/profit before income tax for the year	(360)	(2,631)	(1,718)	6,406
BVI [Member]
IfrsStatementLineItems [Line Items]
Total (loss)/profit before income tax for the year	(64)	(473)	(8,738)	(22,776)
HK [Member]
IfrsStatementLineItems [Line Items]
Total (loss)/profit before income tax for the year	$ (8)	¥ (56)	¥ (56)	¥ (62)